Annual Fund Operating Expenses - Dodge & Cox Global Stock Fund - Dodge & Cox Global Stock Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.62%